Related parties	9 Months Ended
Sep. 30, 2018
Related Party [Abstract]
Related parties
Related parties
In addition to the subsidiaries included in the consolidated financial statements, there is one joint venture of Orion that is accounted for using the equity method which classifies as a related party. Furthermore, related parties include key management personnel having authority and responsibility for planning, directing and monitoring the activities of the Group directly or indirectly and their close family members.
We have not entered into material related party transactions other than in the normal course of business. Refer to note (5)Share-based payments for details of LTIP.